ING MUTUAL FUNDS
ING Diversified International Fund
Supplement dated July 12, 2007
to the Class A, Class B, Class C Prospectus,
Class I Prospectus and Class R Prospectus
each dated February 28, 2007
     Effective June 28, 2007, ING International Equity Dividend Fund is being added as an Underlying Fund to which ING Diversified International Fund may allocate a portion of its investments.
Class A, B and C Prospectus:
1.	The table entitled “Operating Expenses Paid Each Year by the Fund” on page 4 of the Prospectus is deleted in its entirety and replaced with the following:

					Acquiring		Waivers
			Distribution		(Underlying )	Total Fund	Reimbursements	Net Fund
		Management	and Service	Other	Funds Fees and	Operating	and	Operating
Class		Fees	(12b-1) Fees	Expenses (2)	Expenses(3)	Expenses(4)	Recoupment(5)	Expenses
Class A	%	0.00	0.25	0.28	1.18	1.71	(0.31)	1.40
Class B	%	0.00	1.00	0.28	1.18	2.46	(0.31)	2.15
Class C	%	0.00	1.00	0.28	1.18	2.46	(0.31)	2.15

2.	Footnote (4) to the table is deleted and replaced with the following:

(4) Excludes 0.13% of non-recurring offering expense. Including this amount the Total Operating expenses would have been 1.84%, 2.59% and 2.59% for Class A, Class B and Class C shares, respectively.

3.	The chart of the “Acquired (Underlying) Funds Annual Operating Expenses” on page 5 of the Prospectus is hereby amended to add:

ING International Equity Dividend[1]	1.15%

[1]	Indicates the estimated operating expenses for the Fund as a ratio of expenses to average daily net assets. The Fund had not commenced operations as of the date of this Prospectus.

4.	The table entitled “Example” under the section entitled “What You Pay to Invest” on page 6 of the Prospectus is deleted in its entirety and replaced with the following:

Class		1 Year	3 Years	5 Years	10 Years
Class A	$	709	1,054	1,422	2,454

If you sell your shares	If you don’t sell your shares

Class		1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class B	$	718	1,037	1,483	2,587	218	737	1,283	2,587

If you sell your shares	If you don’t sell your shares

Class		1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class C	$	318	737	1,283	2,773	218	437	1,283	2,773
Class I Prospectus:
1.	The table entitled “Operating Expenses Paid Each Year by the Fund” on page 4 of the Prospectus is deleted in its entirety and replaced with the following:

					Acquiring		Waivers
			Distribution		(Underlying)	Total Fund	Reimbursements	Net Fund
		Management	and Service	Other	Funds Fees and	Operating	and	Operating
Class		Fees	(12b-1) Fees	Expenses(2)	Expenses(3)	Expenses(4)	Recoupment(5)	Expenses
Class I	%	0.00	N/A	0.28	1.18	1.46	(0.31)	1.15

2.	Footnote (4) to the table is deleted and replaced with the following:

(4) Excludes 0.13% of non-recurring offering expense. Including this amount the Total Operating expenses would have been 1.59%.

3.	The chart of the “Acquired (Underlying) Funds Annual Operating Expenses” on page 4 of the Prospectus is hereby amended to add:

ING International Equity Dividend[1]	1.15%

[1]	Indicates the estimated operating expenses for the Fund as a ratio of expenses to average daily net assets. The Fund had not commenced operations as of the date of this Prospectus.

4.	The table entitled “Example” under the section entitled “What You Pay to Invest” on page 5 of the Prospectus is deleted in its entirety and replaced with the following:

Class		1 Year	3 Years	5 Years	10 Years
Class I	$	117	431	468	1,720
Class R Prospectus:
1.	The information relating to the Fund in the tables entitled “Operating Expenses Paid Each Year by the Funds” on page 4 of the Prospectus is deleted in its entirety and replaced with the following:

					Acquiring		Waivers
			Distribution		(Underlying )	Total Fund	Reimbursements	Net Fund
		Management	and Service	Other	Funds Fees and	Operating	and	Operating
Class		Fees	(12b-1) Fees	Expenses (2)	Expenses(3)	Expenses(4)	Recoupment(5)	Expenses
Class R	%	0.00	0.50	0.28	1.18	1.96	(0.31)	1.65

2.	Footnote (4) to the table is deleted and replaced with the following:

(4) Excludes 0.13% of non-recurring offering expense. Including this amount the Total Operating expenses would have been 2.09%.

3.	The chart of the “Acquired (Underlying) Funds Annual Operating Expenses” on page 4 of the Prospectus is hereby amended to add:

ING International Equity Dividend[1]	1.15%

[1]	Indicates the estimated operating expenses for the Fund as a ratio of expenses to average daily net assets. The Fund had not commenced operations as of the date of this Prospectus.

4.	The table entitled “Example” under the section entitled “What You Pay to Invest” on page 5 is deleted in its entirety and replaced with the following:

Class		1 Year	3 Years	5 Years	10 Years
Class R	$	168	585	1,029	2,260
Class A, B, C, I and R Prospectuses:
     The table entitled “Description of the Investment Objectives, Main Investments, and Risks of the Underlying Funds” beginning on page 8 of the Class A, Class B, Class C Prospectus and on page 7 of the Class I Prospectus and Class R Prospectus is hereby amended to add:

Investment Adviser/Sub-
Adviser	Underlying Fund	Investment Objective	Main Investments	Main Risks
Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Advisers B.V. (“IIMA”)	ING International Equity Dividend Fund	Growth of capital with dividend income as a secondary consideration.	Invests at least 80% of its net assets in a portfolio of equity securities of dividend paying companies. At least 65% of the net assets of the Fund will normally be invested in equity securities of issuers located in a number of different countries, other than the U.S., and at least 75% of its net assets will normally be invested in common and preferred stocks, warrants and convertible securities. The Fund may invest in companies of any size. The Fund may invest in companies located in countries with emerging securities markets when the Sub-Adviser believes they present attractive investment opportunities.	Convertible securities risk, emerging markets investments risk, foreign securities risk, inability to sell securities risk, lending portfolio securities risk, price volatility risk and small-and mid-capitalization companies risk.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE